Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation
Non-cash, stock-based compensation	$ 38,573,000	$ 31,163,000	$ 15,387,000
Non-Performance Based Stock Awards
Stock-Based Compensation
Unrecognized compensation expense	19,000,000
Future forfeiture rate (as a percent)	4.00%
Weighted-average period (in years)	2 years
2012 Stock Option Adjustment
Stock-Based Compensation
Non-cash, stock-based compensation	13,000,000		3,000,000
Subscriber-related
Stock-Based Compensation
Non-cash, stock-based compensation	1,607,000	1,914,000	1,160,000
General and administrative
Stock-Based Compensation
Non-cash, stock-based compensation	$ 36,966,000	$ 29,249,000	$ 14,227,000